Equity (Details 3) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of changes in equity [abstract]
Treasury shares acquired to be cancelled	(77.5)	(87.5)	(126.2)
Shares acquired for cancellation, equity impact	$ (8,316)	$ (8,369)	$ (10,787)
Other share purchases	(1.2)	(1.6)	(1.4)
Other share purchases, equity impact	$ (134)	$ (148)	$ (123)
Purchase of treasury shares	(78.7)	(89.1)	(127.6)
Purchase of treasury shares, equity impact	$ (8,450)	$ (8,517)	$ (10,910)
Exercise of options and employee transactions shares		2.8	1.9
Exercise of options and employee transactions, equity impact		$ 146	$ 88
Equity based compensation shares	9.7	10.4	10.4
Equity-based compensation, equity impact	$ 1,060	$ 904	$ 854
Shares delivered to divested business employees Alcon			0.0
Shares delivered to divested business employees, equity impact Alcon			$ 5
Shares delivered to divested business employees Sandoz	0.1	0.3
Shares delivered to divested business employees, equity impact Sandoz	$ 12	$ 30
Total number of outstanding treasury shares	(68.9)	(75.6)	(115.3)
Total equity impact of treasury share movements	$ (7,378)	$ (7,437)	$ (9,963)